Label	Element	Value
Growth rate used to extrapolate cash flow projections	ifrs-full_DescriptionOfGrowthRateUsedToExtrapolateCashFlowProjections	5.00%
Bottom of range [member]
Growth rate used to extrapolate cash flow projections	ifrs-full_DescriptionOfGrowthRateUsedToExtrapolateCashFlowProjections	3.00%
Top of range [member]
Growth rate used to extrapolate cash flow projections	ifrs-full_DescriptionOfGrowthRateUsedToExtrapolateCashFlowProjections	5.00%